REVENUE - Disaggregation by customer category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 219,711	$ 240,047
E Commerce services
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,847	15,384
E Commerce services | New home
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,503	8,046
E Commerce services | Other
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,344	7,338
Marketing services
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	94,639	98,377
Marketing services | New home
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	94,635	98,049
Marketing services | Home furnishing and improvement
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	4	328
Listing services
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	63,471	81,741
Listing services | Secondary and rental
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	63,379	81,442
Listing services | Other
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	92	299
Financial services
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	9,561	18,060
Value-added services
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	5,893	5,182
Leads generation Services
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	43,300	21,303
Leads generation Services | New home
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	34,651	15,877
Leads generation Services | Home furnishing and improvement
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,056	2,849
Leads generation Services | Secondary and rental
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 6,593	$ 2,577